Effects of new accounting standards	12 Months Ended
Dec. 31, 2023
Effects of new accounting standards
Effects of new accounting standards

3 Effects of new accounting standards

(a)New standards adopted by the Group as of January 1, 2023

The following amendments and interpretations apply for the first time in 2023 and had no impact on the consolidated financial statements of the Group:

●	Amendments to IAS 12 – International Tax Reform (Pillar II) and Deferred Tax
●	Amendments to IAS 21 – Lack of Exchangeability
●	Amendments to IAS 7 and IFRS 17 – Supplier Finance Agreements
●	Amendments to IAS 1 and IAS 8 – Presentation and Accounting Policies
●	IFRS 17 – Insurance Contracts

(b)New standards not yet effective

Furthermore, certain new and amended standards and interpretations have been published that are not mandatory for December 31, 2023, reporting periods and have not been early adopted by the Group (IFRS 18 - Presentation and Disclosure). The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. The Group is currently evaluating the impact of these new or amended standards and interpretations that are issued and become effective for the 2024 annual reporting period.